Short-term investments	12 Months Ended
Dec. 31, 2019
Short-term investments
Short-term investments

3.         Short-term investments

The short-term investments represent investments in REITs, which are publicly traded on the Hong Kong Stock Exchange, marketable equity securities, and investment in private equity fund, which are expected to be realized in cash during the next 12 months.

The following summarizes the short-term investments measured at fair value at December 31, 2018 and 2019:

	December 31, 2018
	US$
	Fair		Unrealized
	value	Cost	gain in profit
Level 1
REITs	8,442,063	7,291,863	1,150,200
Total	8,442,063	7,291,863	1,150,200

	December 31, 2019
	US$
	Fair		Unrealized
	value	Cost	loss in profit
Level 1
Equity securities with readily determinable fair value	2,076,443	3,700,257	(1,623,814)
Level 3
Equity securities without readily determinable fair value	3,519,182	3,519,182	—
Total	5,595,625	7,219,439	(1,623,814)

During the year ended December 31, 2019, there was no change in the carrying amount of equity securities without readily determinable fair value measured under fair value alternative method using significant unobservable inputs (Level 3).

During the year ended December 31, 2019, US$3,075,014 (2018: US$3,407,090 realized loss) net realized gain and US$1,623,814 (2018: US$1,150,200 unrealized gain) unrealized loss are included in earnings.